INCOME TAXES - NOL and Credit Carryforwards (Details) $ in Thousands	Dec. 28, 2019 USD ($)
U.S.
Operating Loss and Credit Carryforwards
Net Operating Losses	$ 2,152
U.S. | 2029 - 2033
Operating Loss and Credit Carryforwards
Net Operating Losses	2,124
U.S. | 2034 - 2038
Operating Loss and Credit Carryforwards
Net Operating Losses	28
State
Operating Loss and Credit Carryforwards
Net Operating Losses	2,303
Tax Credits	620
State | 2019 - 2023
Operating Loss and Credit Carryforwards
Net Operating Losses	173
Tax Credits	620
State | 2024 - 2028
Operating Loss and Credit Carryforwards
Net Operating Losses	285
State | 2029 - 2033
Operating Loss and Credit Carryforwards
Net Operating Losses	748
State | 2034 - 2038
Operating Loss and Credit Carryforwards
Net Operating Losses	854
State | Thereafter
Operating Loss and Credit Carryforwards
Net Operating Losses	243
Foreign
Operating Loss and Credit Carryforwards
Net Operating Losses	1,956
Foreign | 2024 - 2028
Operating Loss and Credit Carryforwards
Net Operating Losses	1,279
Foreign | 2029 - 2033
Operating Loss and Credit Carryforwards
Net Operating Losses	213
Foreign | Thereafter
Operating Loss and Credit Carryforwards
Net Operating Losses	464
Federal, state and foreign
Operating Loss and Credit Carryforwards
Net Operating Losses	6,400
Capital Loss Carryforward
Operating Loss and Credit Carryforwards
Tax credit carryforward, valuation allowance	600
Wholly-owned subsidiary | Capital Loss Carryforward
Operating Loss and Credit Carryforwards
Tax credit carryforward, valuation allowance	$ 500